Financial Instruments and Financial Risk Management - Schedule of Fair Value of Embedded Derivative Asset, Reasonably Possible Changes of Significant Unobservable and Observable Inputs (Details)
€ in Thousands
9 Months Ended
Jun. 30, 2026 EUR (€)
Credit Spread
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Input	1.55%
Movement	0.40%
Profit or loss, Increase	€ (2,513)
Profit or loss, Decrease	€ 4,246
Risk Free Rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Input	2.76%
Movement	1.00%
Profit or loss, Increase	€ (4,330)
Profit or loss, Decrease	€ 12,321
Credit Spread Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Input	0.66%
Movement	10.00%
Profit or loss, Increase	€ 159
Profit or loss, Decrease	€ (143)